Financial Instruments - Debt (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 285,058	$ 252,940	$ 246,973	$ 172,630
Bank loans and notes payables
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	191,741	190,585
Fair value	$ 163,312	$ 198,232